Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	0.250%	6/30/25	121,497	112,556
United States Treasury Note/Bond	2.750%	6/30/25	51,248	51,272
United States Treasury Note/Bond	0.250%	7/31/25	132,569	122,502
United States Treasury Note/Bond	2.875%	7/31/25	38,051	38,200
United States Treasury Note/Bond	2.000%	8/15/25	180,504	176,273
United States Treasury Note/Bond	0.250%	8/31/25	181,536	167,354
United States Treasury Note/Bond	2.750%	8/31/25	93,422	93,378
United States Treasury Note/Bond	0.250%	9/30/25	115,560	106,297
United States Treasury Note/Bond	3.000%	9/30/25	61,744	62,197
United States Treasury Note/Bond	0.250%	10/31/25	122,078	112,064
United States Treasury Note/Bond	3.000%	10/31/25	74,337	74,848
United States Treasury Note/Bond	2.250%	11/15/25	198,825	195,315
United States Treasury Note/Bond	0.375%	11/30/25	197,999	182,097
United States Treasury Note/Bond	2.875%	11/30/25	97,455	97,729
United States Treasury Note/Bond	0.375%	12/31/25	95,968	88,096
United States Treasury Note/Bond	2.625%	12/31/25	61,068	60,734
United States Treasury Note/Bond	0.375%	1/31/26	106,499	97,530
United States Treasury Note/Bond	2.625%	1/31/26	102,384	101,776
United States Treasury Note/Bond	1.625%	2/15/26	210,860	202,030
United States Treasury Note/Bond	6.000%	2/15/26	7,482	8,311
United States Treasury Note/Bond	0.500%	2/28/26	212,446	195,052
United States Treasury Note/Bond	2.500%	2/28/26	8,056	7,973
United States Treasury Note/Bond	0.750%	3/31/26	121,129	112,101
United States Treasury Note/Bond	2.250%	3/31/26	135,565	132,854
United States Treasury Note/Bond	0.750%	4/30/26	112,210	103,654
United States Treasury Note/Bond	2.375%	4/30/26	99,161	97,627
United States Treasury Note/Bond	1.625%	5/15/26	201,533	192,590
United States Treasury Note/Bond	0.750%	5/31/26	129,921	119,771
United States Treasury Note/Bond	2.125%	5/31/26	58,197	56,688
United States Treasury Note/Bond	0.875%	6/30/26	115,323	106,710
United States Treasury Note/Bond	1.875%	6/30/26	92,167	88,898
United States Treasury Note/Bond	0.625%	7/31/26	97,999	89,562
United States Treasury Note/Bond	1.875%	7/31/26	138,996	133,914
United States Treasury Note/Bond	1.500%	8/15/26	217,518	206,030
United States Treasury Note/Bond	6.750%	8/15/26	5,933	6,843
United States Treasury Note/Bond	0.750%	8/31/26	176,389	161,782
United States Treasury Note/Bond	1.375%	8/31/26	28,559	26,908
United States Treasury Note/Bond	0.875%	9/30/26	117,291	107,944
United States Treasury Note/Bond	1.625%	9/30/26	68,812	65,447
United States Treasury Note/Bond	1.125%	10/31/26	119,692	111,239
United States Treasury Note/Bond	1.625%	10/31/26	69,534	66,057

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.000%	11/15/26	189,601	182,846
United States Treasury Note/Bond	6.500%	11/15/26	7,979	9,178
United States Treasury Note/Bond	1.250%	11/30/26	174,596	163,029
United States Treasury Note/Bond	1.625%	11/30/26	71,755	68,122
United States Treasury Note/Bond	1.250%	12/31/26	176,613	164,636
United States Treasury Note/Bond	1.750%	12/31/26	71,886	68,561
United States Treasury Note/Bond	1.500%	1/31/27	227,051	213,854
United States Treasury Note/Bond	2.250%	2/15/27	173,267	168,719
United States Treasury Note/Bond	6.625%	2/15/27	4,862	5,652
United States Treasury Note/Bond	1.125%	2/28/27	45,654	42,202
United States Treasury Note/Bond	1.875%	2/28/27	157,021	150,446
United States Treasury Note/Bond	0.625%	3/31/27	72,271	65,078
United States Treasury Note/Bond	2.500%	3/31/27	135,829	133,813
United States Treasury Note/Bond	0.500%	4/30/27	96,096	85,841
United States Treasury Note/Bond	2.750%	4/30/27	147,999	147,444
United States Treasury Note/Bond	2.375%	5/15/27	164,348	160,753
United States Treasury Note/Bond	0.500%	5/31/27	109,271	97,354
United States Treasury Note/Bond	2.625%	5/31/27	141,568	140,285
United States Treasury Note/Bond	0.500%	6/30/27	112,807	100,293
United States Treasury Note/Bond	0.375%	7/31/27	152,281	134,340
United States Treasury Note/Bond	2.250%	8/15/27	123,939	120,240
United States Treasury Note/Bond	6.375%	8/15/27	4,459	5,205
United States Treasury Note/Bond	0.500%	8/31/27	177,232	156,961
United States Treasury Note/Bond	0.375%	9/30/27	156,378	137,246
United States Treasury Note/Bond	0.500%	10/31/27	107,216	94,518
United States Treasury Note/Bond	2.250%	11/15/27	171,837	166,467
United States Treasury Note/Bond	6.125%	11/15/27	13,827	16,057
United States Treasury Note/Bond	0.625%	11/30/27	191,903	170,014
United States Treasury Note/Bond	0.625%	12/31/27	106,624	94,279
United States Treasury Note/Bond	0.750%	1/31/28	172,844	153,642
United States Treasury Note/Bond	2.750%	2/15/28	141,350	140,422
United States Treasury Note/Bond	1.125%	2/29/28	215,951	195,942
United States Treasury Note/Bond	1.250%	3/31/28	159,189	145,235
United States Treasury Note/Bond	1.250%	4/30/28	133,795	121,900
United States Treasury Note/Bond	2.875%	5/15/28	153,024	152,881
United States Treasury Note/Bond	1.250%	5/31/28	202,548	184,319
United States Treasury Note/Bond	1.250%	6/30/28	138,962	126,303
United States Treasury Note/Bond	1.000%	7/31/28	136,709	122,141
United States Treasury Note/Bond	2.875%	8/15/28	224,192	223,842
United States Treasury Note/Bond	5.500%	8/15/28	23,420	26,838
United States Treasury Note/Bond	1.125%	8/31/28	168,966	151,937
United States Treasury Note/Bond	1.250%	9/30/28	128,017	115,895
United States Treasury Note/Bond	1.375%	10/31/28	150,447	137,095
United States Treasury Note/Bond	3.125%	11/15/28	159,485	161,553
United States Treasury Note/Bond	5.250%	11/15/28	27,900	31,732
United States Treasury Note/Bond	1.500%	11/30/28	175,955	161,466
United States Treasury Note/Bond	1.375%	12/31/28	169,326	154,193
United States Treasury Note/Bond	1.750%	1/31/29	166,659	155,279
United States Treasury Note/Bond	2.625%	2/15/29	193,178	190,039
United States Treasury Note/Bond	5.250%	2/15/29	23,472	26,828
United States Treasury Note/Bond	1.875%	2/28/29	160,158	150,498
United States Treasury Note/Bond	2.375%	3/31/29	139,188	134,773
United States Treasury Note/Bond	2.875%	4/30/29	130,485	130,444
United States Treasury Note/Bond	2.375%	5/15/29	168,245	162,882
United States Treasury Note/Bond	2.750%	5/31/29	123,872	122,904
United States Treasury Note/Bond	1.625%	8/15/29	140,094	128,996
United States Treasury Note/Bond	6.125%	8/15/29	16,773	20,324
United States Treasury Note/Bond	1.750%	11/15/29	100,372	93,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.500%	2/15/30	199,048	180,636
	United States Treasury Note/Bond	0.625%	5/15/30	238,698	201,140
	United States Treasury Note/Bond	6.250%	5/15/30	8,708	10,802
	United States Treasury Note/Bond	0.625%	8/15/30	319,058	267,261
	United States Treasury Note/Bond	0.875%	11/15/30	322,777	275,268
	United States Treasury Note/Bond	1.125%	2/15/31	323,155	280,589
	United States Treasury Note/Bond	5.375%	2/15/31	11,076	13,200
	United States Treasury Note/Bond	1.625%	5/15/31	319,780	288,801
	United States Treasury Note/Bond	1.250%	8/15/31	316,966	275,909
	United States Treasury Note/Bond	1.375%	11/15/31	332,115	291,327
	United States Treasury Note/Bond	1.875%	2/15/32	312,815	286,715
	United States Treasury Note/Bond	2.875%	5/15/32	106,176	106,325
Total U.S. Government and Agency Obligations (Cost $14,914,286)					13,905,038
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $57,628)	0.854%		576,334	57,628
Total Investments (100.0%) (Cost $14,971,914)					13,962,666
Other Assets and Liabilities—Net (0.0%)					(2,803)
Net Assets (100%)					13,959,863
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,905,038	—	13,905,038
Temporary Cash Investments	57,628	—	—	57,628
Total	57,628	13,905,038	—	13,962,666